UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2013 (Unaudited)

DWS Short Duration Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 39.6%
Consumer Discretionary 2.5%
21st Century Fox America, Inc., 7.6%, 10/11/2015		5,000,000	5,543,045
Daimler Finance North America LLC, 144A, 2.375%, 8/1/2018		7,060,000	7,044,383
DISH DBS Corp.:
6.625%, 10/1/2014		909,000	945,360
7.125%, 2/1/2016		50,000	55,375
Ford Motor Credit Co., LLC:
3.984%, 6/15/2016		5,500,000	5,848,694
8.0%, 12/15/2016		5,000,000	5,912,925
General Motors Co., 144A, 3.5%, 10/2/2018		380,000	388,550
General Motors Financial Co., Inc., 144A, 2.75%, 5/15/2016		25,000	25,313
Hyundai Motor Manufacturing Czech SRO, 144A, 4.5%, 4/15/2015		4,690,000	4,883,749
Kia Motors Corp., 144A, 3.625%, 6/14/2016		3,000,000	3,133,089
L Brands, Inc., 6.9%, 7/15/2017		405,000	465,750
Lear Corp., 7.875%, 3/15/2018		178,000	186,455
Lennar Corp., 4.125%, 12/1/2018		110,000	110,550
RCI Banque SA, 144A, 4.6%, 4/12/2016		7,780,000	8,245,477
Suburban Propane Partners LP, 7.5%, 10/1/2018		340,000	364,650
Viacom, Inc., 2.5%, 9/1/2018		2,800,000	2,822,571
Videotron Ltd., 9.125%, 4/15/2018		7,000	7,333

			45,983,269
Consumer Staples 1.0%
ConAgra Foods, Inc., 2.1%, 3/15/2018 (b)		635,000	628,021
Constellation Brands, Inc., 7.25%, 5/15/2017		850,000	988,125
Cott Beverages, Inc., 8.125%, 9/1/2018		60,000	64,800
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018 (b)		2,500,000	2,625,000
Raizen Energy Finance Ltd., 144A, 7.0%, 2/1/2017		1,500,000	1,650,000
Safeway, Inc., 3.4%, 12/1/2016		3,800,000	3,953,566
Smithfield Foods, Inc., 7.75%, 7/1/2017		30,000	35,175
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018		1,000,000	980,754
Wm. Wrigley Jr. Co., 144A, 3.7%, 6/30/2014		7,215,000	7,325,938

			18,251,379
Energy 3.6%
El Paso LLC:
7.0%, 6/15/2017		100,000	113,064
7.25%, 6/1/2018		35,000	39,957
Enterprise Products Operating LLC, Series G, 5.6%, 10/15/2014		3,940,000	4,094,200
Hess Corp., 7.0%, 2/15/2014		2,100,000	2,114,893
Husky Energy, Inc., 5.9%, 6/15/2014		4,030,000	4,124,878
KazMunayGas National Co. JSC, Series 2, 144A, 9.125%, 7/2/2018		10,000,000	12,125,000
Lukoil International Finance BV, 144A, 6.356%, 6/7/2017		5,581,000	6,250,720
Newfield Exploration Co., 7.125%, 5/15/2018		90,000	93,465
ONEOK Partners LP, 3.2%, 9/15/2018		10,750,000	10,992,101
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		1,000,000	1,060,000
Petroleos Mexicanos, 3.5%, 7/18/2018		7,000,000	7,183,750
Rosneft Finance SA, Series 6, 144A, 7.875%, 3/13/2018		9,000,000	10,395,000
Transocean, Inc.:
2.5%, 10/15/2017		2,000,000	2,021,188
4.95%, 11/15/2015		5,000,000	5,356,200
Whiting Petroleum Corp., 6.5%, 10/1/2018		45,000	47,813

			66,012,229
Financials 23.1%
Abbey National Treasury Services PLC:
3.05%, 8/23/2018		3,220,000	3,308,647
144A, 3.875%, 11/10/2014		5,950,000	6,112,471
Akbank TAS, 144A, 3.875%, 10/24/2017		2,750,000	2,674,650
Ally Financial, Inc., 8.3%, 2/12/2015		1,000,000	1,075,000
American International Group, Inc.:
3.8%, 3/22/2017		4,120,000	4,399,744
Series G, 5.85%, 1/16/2018		2,500,000	2,867,625
American Tower Corp.:
(REIT), 3.4%, 2/15/2019		7,235,000	7,365,621
(REIT), 4.625%, 4/1/2015		3,530,000	3,692,140
Asian Development Bank, 1.125%, 3/15/2017		7,000,000	7,032,900
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015		6,665,000	6,708,229
Banco Bradesco SA, 144A, 2.339% **, 5/16/2014		11,485,000	11,495,681
Banco del Estado de Chile, 2.03%, 4/2/2015		7,000,000	7,110,229
Banco do Brasil SA, 3.875%, 1/23/2017		5,000,000	5,112,500
Banco do Nordeste do Brasil SA, 144A, 3.625%, 11/9/2015		7,150,000	7,176,812
Banco Santander Brasil SA:
144A, 4.625%, 2/13/2017		3,000,000	3,120,000
144A, 8.0%, 3/18/2016	BRL	4,700,000	1,842,747
Bangkok Bank PCL, 144A, 3.3%, 10/3/2018		10,000,000	9,940,460
Bank of America Corp., 2.6%, 1/15/2019		5,070,000	5,092,379
Bank of India, 144A, 3.625%, 9/21/2018		3,000,000	2,862,990
Bank of Nova Scotia, 144A, 1.95%, 1/30/2017 (b)		10,570,000	10,838,478
Barclays Bank PLC, 144A, 2.5%, 9/21/2015 (b)		8,360,000	8,618,642
BB&T Corp., 0.938% **, 4/28/2014		5,000,000	5,008,865
BBVA Bancomer SA, 144A, 4.5%, 3/10/2016 (b)		5,000,000	5,300,000
BBVA U.S. Senior SAU, 4.664%, 10/9/2015		6,950,000	7,306,382
BNP Paribas SA:
2.375%, 9/14/2017		2,460,000	2,511,576
2.7%, 8/20/2018		4,235,000	4,314,410
2.995% **, 12/20/2014		4,647,000	4,756,888
Caixa Economica Federal:
144A, 2.375%, 11/6/2017		2,000,000	1,857,500
144A, 4.5%, 10/3/2018		6,000,000	5,961,000
Capital One Financial Corp., 7.375%, 5/23/2014		6,460,000	6,626,358
Charles Schwab Corp., 2.2%, 7/25/2018		3,060,000	3,070,915
Citigroup, Inc., 2.5%, 9/26/2018		7,585,000	7,623,281
Commonwealth Bank of Australia, 144A, 1.497% **, 3/31/2017		14,000,000	14,044,296
Credit Agricole SA, 144A, 2.125%, 4/17/2018 (b)		4,000,000	3,973,972
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015		5,000,000	5,292,500
DnB Boligkreditt AS, 144A, 2.1%, 10/14/2015		9,000,000	9,229,500
Encana Holdings Finance Corp., 5.8%, 5/1/2014		6,238,000	6,345,730
Export-Import Bank of Korea, 2.875%, 9/17/2018		7,000,000	7,082,684
General Electric Capital Corp., 5.0%, 5/15/2016		7,600,000	8,224,416
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017 (b)		8,400,000	8,853,600
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016		3,742,000	3,920,497
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		6,280,000	6,330,975
HSBC U.S.A., Inc., 2.625%, 9/24/2018 (b)		4,365,000	4,438,668
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015		7,500,000	7,976,190
ICICI Bank Ltd., 144A, 4.75%, 11/25/2016		1,840,000	1,917,990
IntercontinentalExchange Group, Inc., 2.5%, 10/15/2018		1,385,000	1,395,187
Intesa Sanpaolo SpA:
3.875%, 1/16/2018		5,365,000	5,493,658
3.875%, 1/15/2019		6,185,000	6,149,226
IPIC GMTN Ltd., 144A, 3.75%, 3/1/2017		3,225,000	3,398,344
Jefferies Group LLC, 5.125%, 4/13/2018		3,000,000	3,243,750
Korea Finance Corp., 2.875%, 8/22/2018		5,000,000	5,029,945
Lloyds Bank PLC, 2.3%, 11/27/2018		2,005,000	1,999,799
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		5,775,000	5,972,216
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018		11,000,000	10,955,703
Morgan Stanley, 6.0%, 5/13/2014		3,750,000	3,821,516
Murray Street Investment Trust I, 4.647%, 3/9/2017		9,500,000	10,230,426
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016		4,265,000	4,493,779
National Australia Bank Ltd., 144A, 2.0%, 6/20/2017		8,000,000	8,148,800
Nomura Holdings, Inc.:
2.0%, 9/13/2016		2,965,000	2,989,512
5.0%, 3/4/2015		2,440,000	2,549,044
ProLogis LP, (REIT), 2.75%, 2/15/2019 (b)		5,910,000	5,869,103
Prudential Financial, Inc., 6.2%, 1/15/2015		2,770,000	2,924,981
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		1,370,000	1,316,159
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		4,000,000	4,100,344
Skandinaviska Enskilda Banken AB:
144A, 1.75%, 3/19/2018		1,165,000	1,141,264
144A, 2.375%, 11/20/2018		4,075,000	4,048,472
SLM Corp., 3.875%, 9/10/2015		1,500,000	1,550,625
Societe Generale SA, 2.625%, 10/1/2018		4,445,000	4,483,983
Sumitomo Mitsui Banking Corp., 2.5%, 7/19/2018		715,000	718,176
Svenska Handelsbanken AB, 2.5%, 1/25/2019		7,500,000	7,558,335
Swedbank AB, 144A, 1.75%, 3/12/2018		1,875,000	1,842,236
Tanner Servicios Financieros SA, 144A, 4.375%, 3/13/2018		3,000,000	2,876,391
The Goldman Sachs Group, Inc., 6.0%, 5/1/2014		2,825,000	2,875,446
Turkiye Is Bankasi, 144A, 3.875%, 11/7/2017		5,000,000	4,806,000
Turkiye Vakiflar Bankasi Tao:
144A, 5.0%, 10/31/2018 (b)		4,000,000	3,892,000
144A, 5.75%, 4/24/2017		2,000,000	2,050,000
UBS AG, 144A, 2.25%, 3/30/2017		6,665,000	6,866,476
Union Bank NA, 2.625%, 9/26/2018		3,300,000	3,359,245
Westpac Banking Corp., 144A, 1.375%, 7/17/2015		11,475,000	11,612,700
Woori Bank Co., Ltd., 144A, 2.875%, 10/2/2018		10,000,000	9,999,250
Yapi ve Kredi Bankasi AS:
144A, 5.25%, 12/3/2018		4,500,000	4,359,600
144A, 6.75%, 2/8/2017		3,500,000	3,672,550

			428,210,379
Health Care 1.4%
AbbVie, Inc., 1.75%, 11/6/2017		8,135,000	8,121,065
Actavis, Inc., 1.875%, 10/1/2017		1,050,000	1,039,050
Genzyme Corp., 3.625%, 6/15/2015		4,690,000	4,897,720
HCA, Inc., 7.25%, 9/15/2020		850,000	926,500
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017		2,640,000	2,648,606
Mallinckrodt International Finance SA, 144A, 3.5%, 4/15/2018		640,000	627,833
Mylan, Inc., 2.55%, 3/28/2019 (b)		5,350,000	5,296,607
Valeant Pharmaceuticals International, 144A, 6.75%, 8/15/2018		400,000	439,500
Ventas Realty LP, 1.55%, 9/26/2016		2,740,000	2,759,443

			26,756,324
Industrials 0.7%
Andrade Gutierrez International SA, 144A, 4.0%, 4/30/2018 (b)		500,000	472,500
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014		4,615,000	4,694,692
BE Aerospace, Inc., 6.875%, 10/1/2020		315,000	345,712
Burlington Northern Santa Fe LLC, 7.0%, 2/1/2014		5,600,000	5,627,950
CNH Capital LLC, 144A, 3.25%, 2/1/2017		130,000	132,275
Ingersoll-Rand Global Holding Co., Ltd., 144A, 2.875%, 1/15/2019		500,000	492,813
Total System Services, Inc., 2.375%, 6/1/2018		840,000	817,223
United Rentals North America, Inc.:
5.75%, 7/15/2018		70,000	74,813
7.375%, 5/15/2020		75,000	83,156
9.25%, 12/15/2019		380,000	423,700

			13,164,834
Information Technology 0.6%
Jabil Circuit, Inc., 7.75%, 7/15/2016		245,000	278,687
NXP BV, 144A, 3.5%, 9/15/2016		200,000	205,000
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		2,480,000	2,507,900
Tencent Holdings Ltd., 144A, 3.375%, 3/5/2018 (b)		8,000,000	8,089,592

			11,081,179
Materials 2.5%
Anglo American Capital PLC:
144A, 2.625%, 9/27/2017 (b)		3,635,000	3,650,663
144A, 9.375%, 4/8/2014		4,690,000	4,793,968
Ashland, Inc., 3.0%, 3/15/2016		180,000	183,600
Ball Corp., 6.75%, 9/15/2020		850,000	924,375
CF Industries, Inc., 6.875%, 5/1/2018		3,000,000	3,479,442
Clearwater Paper Corp., 7.125%, 11/1/2018		75,000	80,062
Evraz Group SA, 144A, 7.4%, 4/24/2017		1,500,000	1,561,500
Glencore Funding LLC, 144A, 2.5%, 1/15/2019		3,880,000	3,757,074
Goldcorp, Inc., 2.125%, 3/15/2018		1,490,000	1,460,342
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		850,000	954,125
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018		4,010,000	3,990,215
Southern Copper Corp., 6.375%, 7/27/2015		2,000,000	2,145,730
Teck Resources Ltd., 3.0%, 3/1/2019		2,770,000	2,778,678
Vale Overseas Ltd., 5.625%, 9/15/2019		6,000,000	6,509,316
Xstrata Finance Canada Ltd., 144A, 3.6%, 1/15/2017		9,000,000	9,387,621

			45,656,711
Telecommunication Services 1.8%
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015		5,440,000	5,546,385
Digicel Ltd., 144A, 8.25%, 9/1/2017		300,000	312,000
Frontier Communications Corp., 8.125%, 10/1/2018		850,000	971,125
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016		5,590,000	5,883,263
Intelsat Jackson Holdings SA, 8.5%, 11/1/2019		320,000	349,200
MetroPCS Wireless, Inc., 7.875%, 9/1/2018		60,000	64,425
Sprint Communications, Inc., 6.0%, 12/1/2016		750,000	818,437
Telecom Italia Capital SA, 6.175%, 6/18/2014		2,047,000	2,093,057
Telefonica Emisiones SAU, 6.421%, 6/20/2016		5,000,000	5,571,750
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		460,000	488,750
Verizon Communications, Inc., 3.65%, 9/14/2018		9,800,000	10,373,927
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		280,000	290,150
Windstream Corp., 7.875%, 11/1/2017		200,000	228,500
Zayo Group LLC, 8.125%, 1/1/2020		10,000	10,950

			33,001,919
Utilities 2.4%
Abu Dhabi National Energy Co., 144A, 6.165%, 10/25/2017		5,785,000	6,594,900
AES Corp.:
7.75%, 10/15/2015		214,000	236,470
8.0%, 6/1/2020		40,000	46,800
Ameren Corp., 8.875%, 5/15/2014		2,468,000	2,538,775
Consolidated Edison Co. of New York, Inc., 5.55%, 4/1/2014		7,020,000	7,104,444
DTE Energy Co., 7.625%, 5/15/2014		3,460,000	3,547,763
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015		5,000,000	5,432,500
Duke Energy Corp., 6.3%, 2/1/2014		4,890,000	4,911,487
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014		3,840,000	3,917,076
Korea Gas Corp., 144A, 2.875%, 7/29/2018		5,000,000	5,036,025
Korea Hydro & Nuclear Power Co., Ltd., 144A, 3.125%, 9/16/2015		5,500,000	5,665,247

			45,031,487

Total Corporate Bonds (Cost $719,169,758)			733,149,710
Mortgage-Backed Securities Pass-Throughs 3.4%
Federal Home Loan Mortgage Corp., 3.0%, 4/1/2027		3,961,929	4,038,382
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027		45,172,953	46,144,021
4.5%, 4/1/2023		1,255,497	1,338,085
5.0%, 9/1/2023		1,082,197	1,157,907
Government National Mortgage Association:
4.5%, with various maturities from 6/20/2040 until 12/20/2040		5,782,494	6,087,203
6.0%, with various maturities from 1/15/2022 until 7/20/2038		1,401,673	1,541,410
6.5%, with various maturities from 8/20/2038 until 2/20/2039		2,230,179	2,450,235
9.5%, with various maturities from 12/15/2016 until 7/15/2020		731	830

Total Mortgage-Backed Securities Pass-Throughs (Cost $64,222,708)			62,758,073
Asset-Backed 4.9%
Automobile Receivables 0.6%
AmeriCredit Automobile Receivables Trust:
"D", Series 2011-2, 4.0%, 5/8/2017		4,900,000	5,069,535
"D", Series 2011-1, 4.26%, 2/8/2017		5,500,000	5,718,339

			10,787,874
Credit Card Receivables 1.5%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		6,387,973	6,395,958
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018		12,811,000	13,280,408
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018		7,569,000	7,789,636

			27,466,002
Home Equity Loans 1.9%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.309% **, 4/25/2033		461,583	460,814
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032		1,367,078	341,769
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.307% **, 1/15/2037		5,177,013	4,542,803
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 3.9% **, 12/25/2036		3,124,816	2,031,871
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031		37,100	38,407
First Franklin Mortgage Loan Asset Backed Certificates, "A2B", Series 2005-FF12, 0.426% **, 11/25/2036		3,973,664	3,844,242
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033		388,765	391,203
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		2,613,613	2,495,318
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.84% **, 8/20/2029		26,528	26,257
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.536% **, 9/25/2036		6,035,190	5,850,423
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.215% **, 12/25/2034		4,096,150	4,035,047
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.111% **, 2/25/2035		7,723,713	7,653,273
PennyMac Loan Trust, "A", Series 2012-NPL1, 144A, 3.422%, 5/28/2052		2,788,621	2,775,325
Residential Asset Securities Corp., "AI4", Series 2003-KS9, 4.53%, 8/25/2031		1,616,260	1,619,016

			36,105,768
Manufactured Housing Receivables 0.0%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467%, 4/15/2040		800,083	857,670
Miscellaneous 0.5%
GoldenTree Loan Opportunities III Ltd., "C", Series 2007-3A, 144A, 1.492% **, 5/1/2022		4,750,000	4,507,527
Monty Parent, “A”, Series 2013-LTR1, 3.47%, 11/20/2028		4,458,860	4,454,722

			8,962,249
Student Loans 0.3%
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 0.988% **, 7/25/2039		5,500,000	5,154,028
Utilities 0.1%
CenterPoint Energy Restoration Bond Co., LLC, "A1", Series 2009-1, 1.833%, 2/15/2016		1,664,764	1,677,593

Total Asset-Backed (Cost $91,936,031)			91,011,184
Commercial Mortgage-Backed Securities 10.0%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.85% **, 7/10/2044		6,250,000	6,356,388
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
"A2", Series 2005-3, 4.501%, 7/10/2043		727,704	729,574
"B", Series 2005-2, 5.113% **, 7/10/2043		5,000,000	5,196,450
Bayview Commercial Asset Trust, "SIO", Series 2007-1, 144A, Interest Only, 3.968% ***, 3/25/2037		35,300,024	617,729
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041		10,623,000	11,001,210
"A4", Series 2005-PW10, 5.405%, 12/11/2040		9,000,000	9,548,523
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A2B", Series 2007-CD4, 5.205%, 12/11/2049		414,817	414,893
Commercial Mortgage Trust:
"A3", Series 2005-GG3, 4.569%, 8/10/2042		1,188,959	1,187,948
"A2", Series 2007-GG9, 5.381%, 3/10/2039		4,530,698	4,632,878
"AAB", Series 2007-GG9, 5.441%, 3/10/2039		2,549,868	2,637,560
Credit Suisse Commercial Mortgage Trust, "A1A", Series 2007-C1, 5.361%, 2/15/2040		6,203,525	6,612,821
Credit Suisse First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039		5,659,187	5,748,670
"D", Series 2004-C1, 144A, 4.956%, 1/15/2037		4,000,000	3,995,848
"A4", Series 2005-C1, 5.014%, 2/15/2038		8,397,306	8,637,553
"B", Series 2005-C5, 5.1%, 8/15/2038		3,500,000	3,638,205
Credit Suisse Mortgage Capital Certificates, "A1", Series 2007-TF2A , 144A, 0.347% **, 4/15/2022		2,048,198	2,043,445
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.167% **, 3/15/2018		1,770,000	1,776,195
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039		7,167,055	7,264,161
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.07%, 11/5/2030		3,460,000	3,460,253
"DFL", Series 2013-HLF, 144A, 2.92%, 11/5/2030		2,090,000	2,090,151
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042		3,500,000	3,704,628
"AM", Series 2005-LDP4, 4.999%, 10/15/2042		3,287,500	3,481,824
"A4", Series 2006-CB14, 5.481%, 12/12/2044		9,380,000	10,009,501
"AM", Series 2006-CB16, 5.593%, 5/12/2045		1,500,000	1,647,686
"A4", Series 2006-LDP7, 5.873% **, 4/15/2045		9,380,000	10,239,611
"F", Series 2003-ML1A, 144A, 5.896% **, 3/12/2039		482,082	481,977
LB-UBS Commercial Mortgage Trust:
"A4", Series 2005-C5, 4.954%, 9/15/2030		10,720,131	11,197,488
"AM", Series 2005-C5, 5.017%, 9/15/2040		9,380,000	9,938,542
"E", Series 2000-C5, 7.29%, 12/15/2032		4,000,000	4,005,632
Morgan Stanley Capital I Trust, "A4B", Series 2005-IQ10, 5.28% **, 9/15/2042		9,380,000	9,883,781
Morgan Stanley Reremic Trust, "A4B", Series 2010-GG10, 144A, 5.806% **, 8/15/2045		13,500,000	14,746,050
SMA Issuer I LLC, "A", Series 2012-LV1, 144A, 3.5%, 8/20/2025		331,089	331,805
Wachovia Bank Commercial Mortgage Trust:
"B", Series 2005-C17, 5.287%, 3/15/2042		2,000,000	2,072,414
"A4", Series 2005-C22, 5.291% **, 12/15/2044		9,380,000	9,985,019
"A2", Series 2007-C32, 5.745% **, 6/15/2049		2,626,605	2,688,435
WFRBS Commercial Mortgage Trust, "A1", Series 2012-C8, 0.864%, 8/15/2045		3,676,902	3,657,264

Total Commercial Mortgage-Backed Securities (Cost $188,422,928)			185,662,112
Collateralized Mortgage Obligations 3.6%
Adjustable Rate Mortgage Trust:
"9A12", Series 2004-1, 1.105% **, 1/25/2035		936,949	934,299
"7A12", Series 2004-2, 1.166% **, 2/25/2035		1,035,656	1,032,846
Banc of America Alternative Loan Trust, "1A1", Series 2003-7, 5.5%, 9/25/2033		613,179	614,445
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		1,425,768	1,459,993
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 2.747% **, 10/20/2032		91,963	92,801
"2A3", Series 2005-J, 2.752% **, 11/25/2035		747,976	687,459
"2A8", Series 2003-J, 2.836% **, 11/25/2033		1,149,320	1,155,767
"A15", Series 2006-2, 6.0%, 7/25/2046		58,651	52,863
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 2.319% **, 1/25/2034		1,778,617	1,717,470
CGWF Commercial Mortgage Trust, “C”, Series 2013-RKWH, 144A, 2.467% **, 11/15/2030		8,500,000	8,505,093
Citigroup Mortgage Loan Trust, Inc., "8A1", Series 2009-5, 144A, 6.0%, 6/25/2036		1,028,358	1,050,101
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019		3,203,749	3,238,042
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.414% **, 8/28/2047		1,949,305	1,945,404
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.718% **, 2/25/2048		1,240,026	1,241,625
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, Interest Only, 2.555% ***, 2/15/2038		1,648,845	1,661,515
"BT", Series 2448, 6.0%, 5/15/2017		702	730
Federal National Mortgage Association:
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		500,536	13,854
"1A6", Series 2007-W8, 6.458% **, 9/25/2037		3,336,074	3,657,419
"Z", Series G92-61, 7.0%, 10/25/2022		379,131	426,131
Government National Mortgage Association:
"NI", Series 2010-166, Interest Only, 4.5%, 4/20/2039		3,595,912	605,274
"IB", Series 2010-105, Interest Only, 4.5%, 1/16/2040		4,780,180	818,527
"PI", Series 2010-166, Interest Only, 5.0%, 4/16/2040		5,604,783	1,020,374
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037		2,055,944	396,365
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 2.75% **, 8/25/2035		3,670,509	3,642,811
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036		1,128,053	1,131,173
MASTR Adjustable Rate Mortgages Trust, "12A2", Series 2007-3, 0.365% **, 5/25/2047		7,781,985	7,523,148
MASTR Asset Securitization Trust:
"8A4", Series 2003-4, 4.75%, 5/25/2018		530,285	536,012
"3A2", Series 2003-1, 5.0%, 2/25/2018		766,653	789,821
Morgan Stanley Mortgage Loan Trust, "5A2", Series 2006-8AR, 2.184% **, 6/25/2036		2,295,262	2,257,110
Prudential Home Mortgage Securities Co., Inc., "4B", Series , 144A, 6.73% **, 4/28/2024		5,811	5,085
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033		685,995	706,011
"A1", Series 2003-QS18, 5.0%, 9/25/2018		1,364,178	1,399,940
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032		1,240,548	1,247,878
"A3", Series 2004-SL3, 7.5%, 12/25/2031		912,516	942,782
Residential Funding Mortgage Securities I, "A1", Series 2005-S3, 4.75%, 3/25/2020		6,039,960	6,149,265
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A5", Series 2005-AR5, 2.401% **, 5/25/2035		2,879,854	2,867,848
"2A3", Series 2003-S6, 4.75%, 7/25/2018		810,417	834,516
"A9", Series 2003-S9, 5.25%, 10/25/2033		1,462,162	1,523,266
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		1,866,563	1,902,211
Wells Fargo Mortgage Backed Securities Trust, "2A6", Series 2005-11, 5.5%, 11/25/2035		772,852	771,513

Total Collateralized Mortgage Obligations (Cost $66,010,037)			66,558,787
Government & Agency Obligations 30.8%
Other Government Related (c) 6.3%
AK Transneft OJSC, 144A, 8.7%, 8/7/2018		3,000,000	3,647,550
Banco Continental SA, 144A, 5.75%, 1/18/2017		6,700,000	7,185,750
Bank of Moscow, 144A, 6.699%, 3/11/2015		5,000,000	5,250,000
Bank of Moscow OJSC, 6.02%, 5/10/2017		3,500,000	3,610,250
Dexia Credit Local, 144A, 2.75%, 1/10/2014		7,700,000	7,703,465
Eksportfinans ASA, 3.0%, 11/17/2014		7,500,000	7,530,000
Export-Import Bank of Korea, 4.125%, 9/9/2015		6,857,000	7,203,827
Gazprom OAO, 144A, 8.146%, 4/11/2018		9,000,000	10,597,500
Japan Finance Corp., 2.25%, 7/13/2016		10,000,000	10,351,410
Korea Development Bank, 4.0%, 9/9/2016		3,138,000	3,336,362
Network Rail Infrastructure Finance PLC, 144A, 0.875%, 1/20/2015		7,715,000	7,758,397
Rosneft Oil Co., 144A, 3.149%, 3/6/2017		5,000,000	5,062,500
Russian Railways, 5.739%, 4/3/2017		10,000,000	10,837,500
Sberbank of Russia, 144A, 4.95%, 2/7/2017		5,000,000	5,300,000
Svensk Exportkredit AB, 2.125%, 7/13/2016		9,185,000	9,474,328
VTB Bank OJSC:
144A, 6.0%, 4/12/2017		5,000,000	5,312,500
144A, 6.875%, 5/29/2018		5,000,000	5,456,000

			115,617,339
Sovereign Bonds 2.5%
Banco Nacional de Desenvolvimento Economico e Social:
144A, 3.375%, 9/26/2016		3,000,000	3,030,000
144A, 6.5%, 6/10/2019		3,000,000	3,255,000
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		5,400,000	4,974,750
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015		9,380,000	9,863,651
Republic of Croatia, 144A, 6.25%, 4/27/2017		2,000,000	2,130,000
Republic of Indonesia, 144A, 7.5%, 1/15/2016		9,000,000	9,900,000
Republic of Slovenia, 144A, 4.75%, 5/10/2018		6,000,000	6,150,000
Republic of South Africa, 6.875%, 5/27/2019		6,500,000	7,434,375

			46,737,776
U.S. Government Sponsored Agencies 4.0%
Federal Home Loan Bank:
0.375%, 1/29/2014		10,000,000	10,001,433
1.0%, 6/21/2017		14,220,000	14,190,179
Federal Home Loan Mortgage Corp.:
0.375%, 2/27/2014		20,000,000	20,001,482
1.0%, 8/27/2014		30,000,000	30,161,895

			74,354,989
U.S. Treasury Obligations 18.0%
U.S. Treasury Bills:
0.036% ****, 2/13/2014 (d)		992,000	991,985
0.04% ****, 6/12/2014 (d)		428,000	427,900
U.S. Treasury Notes:
0.75%, 6/15/2014		61,000,000	61,176,351
0.75%, 3/31/2018		2,150,000	2,088,858
0.875%, 12/31/2016		51,000,000	51,111,588
0.875%, 1/31/2017		25,000,000	25,023,450
1.0%, 8/31/2016		25,000,000	25,234,375
1.375%, 9/30/2018 (b)		90,000,000	88,903,080
1.5%, 8/31/2018		75,000,000	74,619,150
1.875%, 6/30/2015		4,040,000	4,137,845

			333,714,582

Total Government & Agency Obligations (Cost $570,901,203)			570,424,686
Loan Participations and Assignments 3.0%
Senior Loans **
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019		500,000	502,500
American Petroleum Tankers LLC, Term Loan B, 4.75%, 10/2/2019		454,306	456,009
American Rock Salt Holdings LLC, Term Loan, 4.75%, 4/25/2017		500,000	502,625
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020		500,000	503,220
Aptalis Pharma, Inc., Term Loan B, 6.0%, 9/18/2020		748,125	762,777
Asurion LLC, Term Loan B1, 4.5%, 5/24/2019		980,714	982,283
Attachmate Corp., First Lien Term Loan, 7.25%, 11/22/2017		868,898	886,819
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/28/2017		964,483	958,455
Avaya, Inc., Term Loan B3, 4.736%, 10/26/2017		978,067	959,484
Blue Coat Systems, Inc., First Lien Term Loan, 4.5%, 5/31/2019		495,009	497,484
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		982,538	992,363
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/2017		874,154	883,442
BWAY Holding Company, Inc., Term Loan B, 4.5%, 8/7/2017		498,741	502,404
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020		748,750	754,055
California Pizza Kitchen, Inc., Term Loan, 5.253%, 3/29/2018		496,250	486,743
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019		763,196	768,920
Catalina Marketing Corp., Term Loan B, 5.25%, 10/12/2020		498,750	506,388
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		1,000,000	1,022,430
ClientLogic Corp., Term Loan, 6.996%, 1/30/2017		1,210,338	1,220,020
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 1.5%, 4/18/2014 *		603,175	24,127
Letter of Credit, LIBOR plus 4.25%, 4/21/2014 *		118,510	4,740
Cooper Gay Swett & Crawford Ltd., First Lien Term Loan, 5.0%, 4/16/2020		497,500	487,137
CPG International, Inc., Term Loan, 4.75%, 9/30/2020		498,750	502,179
Crosby U.S. Acquisition Corp., First Lien Term Loan, 4.0%, 11/18/2020		500,000	501,718
Crown Castle Operating Co., Term Loan B2, 3.25%, 1/29/2021		1,000,000	1,004,145
Crown Media Holdings, Inc., Term Loan B, 4.0%, 7/14/2018		371,762	372,924
Dell, Inc., Term Loan B, 4.5%, 4/29/2020		1,000,000	1,004,645
Drillships Financing Holding, Inc.:
Term Loan B2, 5.5%, 7/15/2016		250,000	253,959
Term Loan B1, 6.0%, 3/31/2021		498,750	510,845
Earthbound Holdings III LLC, Term Loan B, 5.75%, 12/21/2016		465,080	466,435
EFS Cogen Holdings I LLC, Term Loan B, 3.75%, 12/1/2020		250,000	252,188
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/2018		475,548	478,423
Essential Power LLC, Term Loan B, 4.25%, 8/8/2019		952,196	923,630
Evergreen Acqco 1 LP, Term Loan, 5.0%, 7/9/2019		493,750	496,295
Fairmount Minerals Ltd., Term Loan B2, 5.0%, 9/5/2019		498,750	507,478
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018		992,481	996,828
Fieldwood Energy LLC, Second Lien Term Loan, 8.375%, 9/30/2020		500,000	511,770
First Data Corp., Term Loan, 4.164%, 3/24/2017		152,818	153,325
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020		441,331	432,367
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020		500,000	500,000
Grosvenor Capital Management Holdings LLP, Term Loan B, 3.75%, 11/25/2020		500,000	500,625
Hub International Ltd., Term Loan B, 4.75%, 10/2/2020		498,750	505,608
Hudson’s Bay Co., First Lien Term Loan, 4.75%, 11/4/2020		500,000	508,845
IG Investment Holdings LLC, First Lien Term Loan, 5.25%, 10/31/2019		990,000	1,002,375
Ineos U.S. Finance LLC, 6 year Term Loan, 4.0%, 5/4/2018		488,938	491,486
Ion Media Networks, Inc., Term Loan, 5.0%, 12/18/2020		500,000	504,168
Istar Financial, Inc., Term Loan, 4.5%, 10/16/2017		1,894,790	1,909,588
Jarden Corp., Term Loan B1, 2.919%, 9/30/2020		498,750	499,436
JBS U.S.A. Holdings, Inc., Term Loan, 3.75%, 9/18/2020		498,750	498,336
JC Penney Corp., Inc., First Lien Term Loan, 6.0%, 5/22/2018		746,250	731,325
Kasima LLC, Term Loan B, 3.25%, 5/17/2021		1,000,000	997,500
La Frontera Generation LLC, Term Loan, 4.5%, 9/30/2020		934,130	945,517
Language Line LLC, Second Lien Term Loan, 10.5%, 12/20/2016		400,000	397,376
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019		997,475	1,003,091
Level 3 Financing, Inc., Term Loan, 4.0%, 8/1/2019		500,000	503,697
LSP Madison Funding LLC, Term Loan, 5.5%, 6/28/2019		483,476	489,220
MCS AMS Sub-Holdings LLC, Term Loan B, 7.0%, 10/15/2019		500,000	484,375
Mohegan Tribal Gaming Authority, Term Loan A, 4.497%, 11/19/2018		500,000	502,500
Monitronics International, Inc., Term Loan B, 4.25%, 3/23/2018		982,562	992,181
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019		491,250	462,183
Norcraft Companies LP, Term Loan, 5.25%, 11/12/2020		250,000	251,875
North American Breweries Holdings LLC, Term Loan B, 7.5%, 12/11/2018		495,000	485,100
NPC International, Inc., Term Loan B, 4.5%, 12/28/2018		490,833	495,945
Oberthur Technologies Holding SAS, Term Loan B, 5.75%, 10/18/2019		500,000	505,715
Oxbow Carbon LLC, Term Loan B, 8.0%, 7/19/2019		500,000	503,125
P2 Upstream Acquisition Co., First Lien Term Loan, 5.0%, 10/30/2020		250,000	251,563
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020		498,750	502,974
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020		498,750	501,909
Remy International, Inc., Term Loan B, 4.25%, 3/5/2020		473,514	477,365
Rexnord LLC, First Lien Term Loan B, 4.003%, 8/21/2020		415,869	417,644
Reynolds Group Holdings, Inc., Term Loan, 4.0%, 12/3/2018		1,485,000	1,500,689
Sabre, Inc., Term Loan, 4.5%, 2/19/2019		498,750	500,620
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		1,000,000	1,005,000
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/11/2020		116,800	117,457
Term Loan B, 4.25%, 12/16/2020		839,640	844,363
Term Loan M, 4.25%, 12/16/2020		43,560	43,805
Sorenson Communications, Inc., First Lien Term Loan, 9.5%, 10/31/2014		496,250	503,696
Springleaf Financial Funding Co., Term Loan B2, 4.75%, 9/25/2019		1,000,000	1,012,875
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020		744,375	752,284
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020		500,000	500,628
STG-Fairway Acquisitions, Inc., Term Loan B, 6.25%, 2/28/2019		500,000	500,628
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019		496,250	501,833
Tallgrass Operations LLC:
Term Loan B, 4.25%, 11/13/2018		250,000	251,953
Term Loan, 5.25%, 11/13/2018		535,357	539,538
Tank Holding Corp., Term Loan, 4.25%, 7/9/2019		458,165	457,592
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020		508,451	508,723
Toys 'R' Us-Delaware, Inc., Term Loan B2, 5.25%, 5/25/2018		946,643	802,877
Tribune Co., Term Loan, 4.0%, 11/12/2020		500,000	498,048
TriNet Group, Inc., Term Loan B1, 4.0%, 8/12/2016		498,750	500,620
USI, Inc., Term Loan B, 4.25%, 12/27/2019		500,000	503,125
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/8/2019		982,509	986,812
WESCO Distribution, Inc., Term Loan B, 3.75%, 12/12/2019		124,821	125,680
Zayo Group LLC, Term Loan B, 4.0%, 7/2/2019		493,736	494,886

Total Loan Participations and Assignments (Cost $56,576,234)			56,309,958
Convertible Bond 0.0%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK) (Cost $63,539)		63,145	122,325

		Shares	Value ($)
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015* (Cost $0)		5,825	4,288
Securities Lending Collateral 6.4%
Daily Assets Fund Institutional, 0.08% (e) (f) (Cost $117,367,580)		117,367,580	117,367,580
Cash Equivalents 3.0%
Central Cash Management Fund, 0.05% (e)		49,700,678	49,700,678
DWS Variable NAV Money Fund, 0.21% (e)		550,754	5,508,091

Total Cash Equivalents (Cost $55,208,769)			55,208,769

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,929,878,787) †		104.7	1,938,577,472
Other Assets and Liabilities, Net		(4.7)	(87,830,657)

Net Assets		100.0	1,850,746,815

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR plus 1.5%	4/18/2014	603,175	USD	597,416	24,127
Coach America Holdings, Inc.*	LIBOR plus 4.25%	4/21/2014	118,510	USD	117,361	4,740
					714,777	28,867

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2013.

***	These securities are shown at their current rate as of December 31, 2013.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,936,730,024.  At December 31, 2013, net unrealized appreciation for all securities based on tax cost was $1,847,448.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,962,892 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,115,444.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2013 amounted to $114,138,860, which is 6.2% of net assets.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At December 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CBO: Collateralized Bond Obligation
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
SRO: Spolecnost S Rucenim Omezenim (Limited Liability Company)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

5 Year U.S. Treasury Note	USD	3/31/2014	1,500	178,968,750	(104,726)

At December 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/22/2009 9/20/2014	12,000,000	1	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	451,062	(191,373)	642,435

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At December 31, 2013, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

4/14/2014 4/12/2019	160,000,0002	Fixed — 1.315%	Floating — LIBOR	5,173,232	(134,176)	5,307,408
4/14/2014 4/12/2019	160,000,0003	Fixed — 1.315%	Floating — LIBOR	5,173,232	147,266	5,025,966
Total unrealized appreciation					10,333,374

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Citigroup, Inc.
3	Nomura International PLC

Currency Abbreviations

BRL	Brazilian Real
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$733,149,710	$—	$733,149,710
Mortgage-Backed Securities Pass-Throughs	—	62,758,073	—	62,758,073
Asset-Backed	—	84,273,457	6,737,727	91,011,184
Commercial Mortgage-Backed Securities	—	185,662,112	—	185,662,112
Collateralized Mortgage Obligations	—	66,558,787	—	66,558,787
Government & Agency Obligations	—	570,424,686	—	570,424,686
Loan Participations and Assignments	—	56,309,958	—	56,309,958
Convertible Bond	—	—	122,325	122,325
Warrants (i)	—	—	4,288	4,288
Short-Term Investments (i)	172,576,349	—	—	172,576,349
Derivatives (j)
Credit Default Swap Contracts	—	642,435	—	642,435
Interest Rate Swap Contracts	—	10,333,374	—	10,333,374

Total	$172,576,349	$1,770,112,592	$6,864,340	$1,949,553,281
Liabilities
Derivatives (j)
Futures Contracts	$(104,726)	$—	$—	$(104,726)

Total	$(104,726)	$—	$—	$(104,726)

There have been no transfers between fair value measurement levels during the period ended December 31, 2013.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Future	Swaps
Credit Contracts		$642,435
Interest Rate Contracts	$(104,726)	$10,333,374

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2014